Business developments (Details 2) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended		1 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jul. 31, 2013 ETF business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Other investments	82	57	130	139	362	140